Investments	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Investments	Investments:

	December 31, 2019	December 31, 2018
Investment in Synergy Ballard JVCo (note 4)	$—	$—
Investment in Weichai Ballard JV (note 4)	21,642	13,989
Other	5	5
	$21,647	$13,994
For the year ended December 31, 2019, the Corporation recorded $11,059,000 ( 2018 - $1,154,000) in equity loss of investment in JV and associates, comprising of equity loss in Weichai Ballard JV of $10,580,000 (2018 - $617,000) and equity loss in Synergy Ballard JVCo of $479,000 (2018 - $537,000).
Investment in Weichai Ballard JV

Investment in Weichai Ballard JV	December 31, 2019	December 31, 2018
Beginning balance	$13,989	$—
Capital contribution to JV	20,944	14,286
Incorporation costs	4	320
Recognition (deferral) of 49% profit on inventory sold (not yet sold) to third party, net	(2,715)	—
Equity in loss	(10,580)	(617)
Ending balance	$21,642	$13,989
Weichai Ballard JV is an associate in which the Corporation has significant influence and a 49% ownership interest. During the year ended December 31, 2019, the Corporation made committed capital contributions of $20,944,000 (RMB 143,325,000 equivalent) (2018 - $14,286,000 (RMB 98,000,000 equivalent)) to Weichai Ballard JV.
12. Investments (cont'd):
The following tables summarize the financial information of Weichai Ballard JV as included in its own financial statements as of December 31, 2019, adjusted for foreign exchange differences, the application of the Corporation's accounting policies, and the Corporation's incorporation costs.

	December 31, 2019	December 31, 2018
Percentage ownership interest (49%)
Current assets	$48,836	$28,963
Non-current assets	15	—
Current liabilities	(553)	(1,123)
Non-current liabilities	(534)	—
Net assets (100%)	47,764	27,840
Corporation's share of net assets (49%)	23,404	13,642
Incorporation costs	324	320
Effects of movements in exchange rates	(2,086)	27
Carrying amount of investment in Weichai Ballard JV	$21,642	$13,989

	December 31,	December 31,
	2019	2018
Revenue (100%)	$6,950	$—
Net loss (100%)	$21,591	$1,259
Corporation's share of net loss (49%)	$10,580	$617

At December 31, 2019, as specified in the Equity Joint Venture Agreement, the Corporation is committed to capital contributions to Weichai Ballard JV as follows:

Less than one year (RMB 135,975,000)	$19,526
One to three years (RMB 161,700,000)	23,220
Total capital contributions	$42,746

Investment in Synergy Ballard JVCo

Investment in Synergy Ballard JVCo	December 31, 2019	December 31, 2018
Beginning balance	$—	$676
Recognition (deferral) of 10% profit on inventory sold (not yet sold) to third party, net	479	(139)
Equity in loss	(479)	(537)
Ending balance	$—	$—
Synergy Ballard JVCo is an associate in which the Corporation has significant influence and a 10% ownership interest. During the year ended December 31, 2019, the Corporation made committed capital contributions of $nil (2018 - $nil) to Synergy Ballard JVCo.